25. Long-term incentive plan (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) shares
LongtermIncentivePlanLineItems [Line Items]
Share options granted | R$	R$ 2,576,648
Balance at the beginning of the period	1,182,934
Granted in the period | R$	R$ 796,054
Transferred during the year, volume vested	(292,530)
Transferred during the year, performance change	(83,602)
Transferred during the year, additional dividends	(21,191)
Paid in cash, volume vested	(2,915)
Paid in cash, performance change	(5)
Paid in cash, additional dividends	(164)
Canceled during the year
Balance at the end of the period	1,683,543
Excercise Price R$14.10 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2018-2020 Plan 3rd Grant
Share options granted | R$	R$ 796,054
Maturity date	Apr 2023
Balance at the beginning of the period
Granted in the period | R$	R$ 796,054
Transferred during the year, volume vested
Transferred during the year, performance change
Transferred during the year, additional dividends
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, additional dividends
Canceled during the year
Balance at the end of the period	796,054
Excercise Price R$11.28 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2018-2020 Plan 2nd Grant
Share options granted | R$	R$ 930,662
Maturity date	July 2022
Balance at the beginning of the period	897,244
Granted in the period | R$
Transferred during the year, volume vested	(209,349)
Transferred during the year, performance change	(83,672)
Transferred during the year, additional dividends	(16,536)
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, additional dividends
Canceled during the year
Balance at the end of the period	687,895
Excercise Price R$14.41 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2018-2020 Plan 1st Grant
Share options granted | R$	R$ 849,932
Maturity date	Apr 2021
Balance at the beginning of the period	285,690
Granted in the period | R$
Transferred during the year, volume vested	(83,181)
Transferred during the year, performance change	70
Transferred during the year, additional dividends	(4,655)
Paid in cash, volume vested	(2,915)
Paid in cash, performance change	(5)
Paid in cash, additional dividends	(164)
Canceled during the year
Balance at the end of the period	199,594